CERT ARCA

NYSE Regulation

[redacted]

11000252

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

<u>VIA FACSIMILE AND U.S. MAIL</u>
May 24, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: Direxion Shares ETF Trust
CIK: 0001424958
Filer No.: 001-34160
Filing: Form 8-A filed 5/24/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on May 18, 2010) an application from the above-referenced issuer and has approved the Shares of Beneficial Interest of the following securities for listing on NYSE Arca, Inc. ("Exchange"):

Direxion Daily Russia Bull 3X Shares
Direxion Daily Russia Bear 3X Shares
Direxion Daily Agribusiness Bull 3X Shares
Direxion Daily Agribusiness Bear 3X Shares

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance

Enclosure